Segment information	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segment information
Note 4 – Segment information

The Company has one reportable segment:

- Import- export, marketing and distribution of food products.

Factors that management used to identify the Company's reportable segments

The Company's reportable segments are strategic business units that offer different products and services. They are managed separately because each business requires different marketing strategies.
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision maker has been identified as the management team including the Chief Executive Officer, and the co-chairman of the board of directors.

The table below shows the Company's revenues from major groups of products that contributed 10% or more to the Company's total revenues in the years 2021 to 2023:

	Year ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1		2 0 2 3
	NIS	NIS	NIS		US Dollars
Dairy and Dairy Substitute Products	212,728	188,738		196,589	58,651
Canned Vegetables and Pickles	76,740	70,398		59,844	21,158
Canned Fish	74,750	62,270		56,064	20,609
Cereals, rice and pastas	61,573	61,350		62,712	16,977
Oils	43,058	44,241	(*)	23,025	11,872
Non-banking credit	-	-		276	-
Other	74,413	71,328	(*)	55,703	20,516
	543,262	498,325		454,213	149,783

(*) Reclassified

Revenues by customer group

	Percentage of Total Sales Year ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1

Large retail supermarket chains	54%	54%	50%
Other customers	46%	46%	50%
	100%	100%	100%

Revenues from main customers of the Import segment
The Company has one customer who represented more than 10% of the total sales which amounted to NIS 60,431 thousand in 2023 (2022: NIS 64,950 thousand 2021: NIS 60,701 thousand).